Benefit Plans - Performance Share Units (Details) - Liability Awards [Member] - Performance Share Units [Member]	12 Months Ended
Dec. 31, 2025 shares
Benefit Plans [Abstract]
Balance, Beginning of period (in Shares)	100,723
New cash settled awards granted (in Shares)	28,432
Forfeited awards (in Shares)	(2,629)
Awards settled (in Shares)	(67,857)
Balance, End of period (in Shares)	58,669